UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	2 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	$ (11,222)	$ 1,040,970	¥ 7,554,004	¥ (11,565,768)
Changes in operating assets and liabilities:
Accrued expense	8,784
Net cash provided by operating activities	(2,438)	907,811	6,587,712	16,559,104
Cash flows from financing activities:
Proceeds from bank borrowings		0	0	5,000,000
Repayment of bank borrowings		(689,018)	(5,000,000)	(4,000,000)
Capital injection		6,201	45,000	0
Repayments for deferred IPO costs		(300,661)	(2,181,808)	(1,599,851)
Advance from parent company	2,438
Net cash provided by financing activities	2,438	(983,478)	(7,136,808)	(599,851)
Net increase/(decrease) in cash and cash equivalents	0	(2,074,959)	(15,057,358)	15,470,717
Cash and cash equivalents, beginning of year	0	2,155,602	15,642,560	171,843
Cash and cash equivalents, end of year	0	80,643	585,202	15,642,560
Supplemental disclosure of non-cash information:
Issuance of ordinary shares*	0
Net loss	$ (11,222)	1,010,767	7,334,830	(11,565,768)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment		35,348	256,508	146,013
Amortization of right-of-use assets		245,182	1,779,212	872,173
Loss on disposal of property and equipment		0	0	20,068
Amount due from related parties		(167,101)	(1,212,601)	(10,855)
Inventories		(30,026)	(217,888)	(336,922)
Prepayments and other current assets, net		1,019,871	7,400,901	(8,116,412)
Lease liability		(238,049)	(1,727,451)	(268,232)
Other non-current assets		12,544	91,034	27,500
Accounts payable		807	5,856	0
Advance from customers		(2,396,531)	(17,390,910)	27,893,632
Taxes payable		830,862	6,029,317	4,370,710
Amounts due to related parties		128,955	935,787	1,806,729
Accrued expenses and other current liabilities		455,182	3,303,117	1,720,468
Cash flows from investing activities:
Purchase of property and equipment		(25,144)	(182,460)	(488,536)
Purchase of short-term investment		(2,204,859)	(16,000,000)
Cash collection from the acquired subsidiary		230,711	1,674,198	0
Net cash used in investing activities		(1,999,292)	(14,508,262)	(488,536)
Supplemental disclosure of cash flows information:
Interest paid		15,801	114,665	571,858
Income taxes paid		0	0	0
Right-of-use assets acquired under operating leases in exchange for operating liabilities		$ 347,790	¥ 2,523,810	¥ 6,147,256